Stock plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, activity during the period
Activity with respect to options for the year ended December 31, 2014 was as follows:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Grant Date Exercise Price	Total Intrinsic Value (a)	Company Proceeds Received
Options outstanding and exercisable, December 31, 2013	1,572,713	$6.66	$18.88
Options exercised	(412,656)	5.36	22.07	$7,459	$9,107
Options outstanding and exercisable, December 31, 2014	1,160,057	$7.12	$17.74
Activity with respect to options for the year ended December 31, 2013 was as follows:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Grant Date Exercise Price	Total Intrinsic Value (a)	Company Proceeds Received
Options outstanding and exercisable, December 31, 2012	1,823,947	$6.52	$20.69
Options regranted (modified)	1,833,414	6.76	19.02
Options exercised	(351,509)	5.94	22.91	$4,963	$8,052
Options cancelled (modified)	(1,733,139)	6.76	20.12
Options outstanding and exercisable, December 31, 2013	1,572,713	$6.66	$18.88
Activity with respect to options for the year ended December 31, 2012 was as follows:

	Options	Weighted Average Grant Date Fair Value	Weighted Average Grant Date Exercise Price	Total Intrinsic Value (a)	Company Proceeds Received
Options outstanding and exercisable, December 31, 2011	2,263,012	$6.69	$20.12
Options exercised	(439,065)	7.44	17.73	$6,574	$7,785
Options outstanding and exercisable, December 31, 2012	1,823,947	$6.52	$20.69

(a)
The total intrinsic value in the tables above represent the amount by which the market price of the Company's common stock is greater than the option strike price multiplied by the number of options exercised during the year.

Restricted share awards, activity during the period
Activity with respect to unvested restricted share awards for the year ended December 31, 2014 was as follows:

	Restricted Share Awards	Weighted Average Grant Date Fair Value
Restricted share awards outstanding, December 31, 2013	2,684,745	$33.74
Restricted share awards granted	1,051,348	37.81
Restricted share awards vested	(797,446)	31.44
Restricted share awards forfeited	(79,936)	36.09
Restricted share awards outstanding, December 31, 2014	2,858,711	$35.81
Activity with respect to unvested restricted share awards for the year ended December 31, 2013 was as follows:

	Restricted Share Awards	Weighted Average Grant Date Fair Value
Restricted share awards outstanding, December 31, 2012	2,170,547	$29.24
Restricted share awards granted	1,594,672	36.07
Restricted share awards vested	(969,562)	28.12
Restricted share awards forfeited	(110,912)	28.34
Restricted share awards outstanding, December 31, 2013	2,684,745	$33.74
Activity with respect to unvested restricted share awards for the year ended December 31, 2012 was as follows:

	Restricted Share Awards	Weighted Average Grant Date Fair Value
Restricted share awards outstanding, December 31, 2011	3,003,547	$25.77
Restricted share awards granted	921,506	31.47
Restricted share awards vested	(1,719,855)	24.40
Restricted share awards forfeited	(34,651)	27.85
Restricted share awards outstanding, December 31, 2012	2,170,547	$29.24

Restricted share unit awards, activity during the period
Activity with respect to unvested restricted share units for the year ended December 31, 2014 was as follows:

	Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding, December 31, 2013	66,518	$33.74
Restricted share units granted	53,025	38.10
Restricted share units vested	(18,325)	30.71
Restricted share units issued in lieu of cash dividends	2,266	35.00
Restricted share units outstanding, December 31, 2014	103,484	$36.54
Activity with respect to unvested restricted share units for the year ended December 31, 2013 was as follows:

	Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding, December 31, 2012	47,238	$29.61
Restricted share units granted	36,635	36.11
Restricted share units vested	(21,814)	28.17
Restricted share units issued in lieu of cash dividends	4,459	30.70
Restricted share units outstanding, December 31, 2013	66,518	$33.74
Activity with respect to unvested restricted share units for the year ended December 31, 2012 was as follows:

	Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding, December 31, 2011	53,312	$27.60
Restricted share units granted	16,633	31.77
Restricted share units vested	(22,818)	26.49
Restricted share units issued in lieu of cash dividends	1,504	28.66
Restricted share units forfeited	(1,393)	28.57
Restricted share units outstanding, December 31, 2012	47,238	$29.61

Performance share awards, activity during the period
Activity with respect to unvested performance share awards for the year ended December 31, 2014 was as follows:

	Performance Share Awards	Weighted Average Grant Date Fair Value
Performance share awards outstanding, December 31, 2013	101,820	$33.56
Performance share awards granted	52,639	37.33
Performance share awards vested	(32,746)	32.62
Performance share awards conversion adjustment	(15,344)	31.38
Performance share awards outstanding, December 31, 2014	106,369	$36.03
Activity with respect to unvested performance share awards for the year ended December 31, 2013 was as follows:

	Performance Share Awards	Weighted Average Grant Date Fair Value
Performance share awards outstanding, December 31, 2012	220,845	$31.81
Performance share awards granted	38,386	36.11
Performance share awards vested	(39,094)	28.70
Performance share awards forfeited	(18,701)	31.05
Performance share awards conversion adjustment	(99,616)	33.05
Performance share awards outstanding, December 31, 2013	101,820	$33.56
Activity with respect to unvested performance share awards for the year ended December 31, 2012 was as follows:

	Performance Share Awards	Weighted Average Grant Date Fair Value
Performance share awards outstanding, December 31, 2011	279,019	$30.77
Performance share awards granted	41,128	31.38
Performance share awards forfeited	(99,302)	28.70
Performance share awards outstanding, December 31, 2012	220,845	$31.81

Total share compensation expenses
The breakdown of share compensation expenses by award type was as follows:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Options	$—	$—	$142
Restricted share awards	31,335	27,750	25,145
Restricted share units	876	585	499
Performance share awards	862	(705)	923
Total	$33,073	$27,630	$26,709